Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc.
December 31, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 141.96%
Corporate Revenue Bond — 1.41%
St. Paul Port Authority Solid Waste Disposal Revenue
(Gerdau St. Paul Steel Mill Project) Series 7 144A 4.50% 10/1/37 (AMT) #	2,415,000	$ 2,446,057
		2,446,057
Education Revenue Bonds — 20.71%
Bethel Charter School Lease Revenue
(Spectrum High School Project) Series A 4.375% 7/1/52	1,100,000	1,181,411
Brooklyn Park Charter School Lease Revenue
(Prairie Seeds Academy Project)
Series A 5.00% 3/1/34	990,000	1,045,212
Series A 5.00% 3/1/39	170,000	178,332
Cologne Charter School Lease Revenue
(Cologne Academy Project)
Series A 5.00% 7/1/29	270,000	289,591
Series A 5.00% 7/1/45	445,000	468,510
Deephaven Charter School
(Eagle Ridge Academy Project)
Series A 5.25% 7/1/37	590,000	655,620
Series A 5.25% 7/1/40	500,000	553,290
Duluth Housing & Redevelopment Authority
(Duluth Public Schools Academy Project) Series A 5.00% 11/1/48	1,200,000	1,314,696
Forest Lake Minnesota Charter School Revenue
(Lake International Language Academy)
Series A 5.375% 8/1/50	915,000	1,044,829
Series A 5.75% 8/1/44	705,000	732,382
Hugo Charter School Lease Revenue
(Noble Academy Project)
Series A 5.00% 7/1/34	255,000	269,101
Series A 5.00% 7/1/44	775,000	809,852
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Minneapolis Charter School Lease Revenue
(Hiawatha Academies Project)
Series A 5.00% 7/1/36	750,000	$ 803,437
Series A 5.00% 7/1/47	900,000	958,491
Minneapolis Student Housing Revenue
(Riverton Community Housing Project)
5.25% 8/1/39	205,000	218,442
5.50% 8/1/49	990,000	1,055,172
Minnesota Higher Education Facilities Authority Revenue
(Carleton College)
4.00% 3/1/36	485,000	545,838
5.00% 3/1/44	905,000	1,075,982

(College of St. Benedict) 4.00% 3/1/36	410,000	460,418
(Gustavus Adolphus College) 5.00% 10/1/47	2,600,000	3,077,958
(Macalester College)
4.00% 3/1/42	900,000	1,012,743
4.00% 3/1/48	600,000	675,360
(St. Catherine University)
Series A 4.00% 10/1/38	920,000	1,042,378
Series A 5.00% 10/1/45	785,000	938,130
(St. Johns University)
Series 8-I 5.00% 10/1/31	235,000	269,225
Series 8-I 5.00% 10/1/34	35,000	40,013
(St. Olaf College)
4.00% 10/1/46	1,000,000	1,182,610
Series 8-N 4.00% 10/1/35	590,000	664,682

(Trustees Of The Hamline University Of Minnesota) Series B 5.00% 10/1/47	1,055,000	1,152,809
(University of St. Thomas)
4.00% 10/1/32	250,000	294,253
4.00% 10/1/44	645,000	743,550
5.00% 10/1/40	750,000	934,538
Series A 4.00% 10/1/37	500,000	568,940
Otsego Charter School
(Kaleidoscope Charter School)
Series A 5.00% 9/1/34	230,000	241,781
Series A 5.00% 9/1/44	400,000	416,220
St. Cloud Charter School Lease Revenue
(Stride Academy Project) Series A 5.00% 4/1/46	375,000	337,526
NQ-OVJ [12/21] 2/22 (2025823)    1

Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	825,000	$ 866,241
(Great River School Project)
Series A 144A 4.75% 7/1/29 #	100,000	109,167
Series A 144A 5.50% 7/1/38 #	240,000	272,640

(Twin Cities Academy Project) Series A 5.30% 7/1/45	630,000	689,510
University of Minnesota
Series A 5.00% 9/1/40	1,240,000	1,511,659
Series A 5.00% 9/1/42	2,000,000	2,430,520
Series A 5.00% 4/1/44	1,500,000	1,874,070
University of Minnesota Special Purpose Revenue
(State Supported Biomed Science Research) Series A 5.00% 8/1/31	700,000	941,038
		35,948,167
Electric Revenue Bonds — 12.61%
Central Minnesota Municipal Power Agency
(Brookings - Southeast Twin Cities Transmission Project) 3.00% 1/1/38 (AGM)	300,000	324,618
Chaska Electric Revenue
Series A 5.00% 10/1/28	445,000	515,911
Minnesota Municipal Power Agency Electric Revenue
5.00% 10/1/25	500,000	561,800
5.00% 10/1/26	500,000	560,925
5.00% 10/1/27	320,000	358,246
5.00% 10/1/47	1,755,000	2,046,611
Northern Municipal Power Agency
Series A 5.00% 1/1/26	100,000	104,413
Series A 5.00% 1/1/30	340,000	354,970
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	175,000	174,781
Series AAA 5.25% 7/1/25 ‡	100,000	100,250
Series CCC 5.25% 7/1/27 ‡	800,000	802,000
Series WW 5.00% 7/1/28 ‡	770,000	769,038
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series XX 4.75% 7/1/26 ‡	105,000	$ 104,475
Series XX 5.25% 7/1/40 ‡	300,000	300,750
Series XX 5.75% 7/1/36 ‡	375,000	378,750
Series ZZ 4.75% 7/1/27 ‡	85,000	84,575
Series ZZ 5.25% 7/1/24 ‡	140,000	140,350
Rochester Electric Utility Revenue
Series A 5.00% 12/1/42	605,000	711,831
Series A 5.00% 12/1/47	985,000	1,150,243
Southern Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/41	240,000	275,686
Series A 5.00% 1/1/47	1,650,000	1,971,123
St. Paul Housing & Redevelopment Authority Charter School Lease Revenue
Series A 4.00% 10/1/33	285,000	320,440
Series B 4.00% 10/1/37	800,000	893,936
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/25	3,000,000	3,138,540
Series A 5.00% 1/1/26	1,000,000	1,045,870
Series A 5.00% 1/1/49	3,860,000	4,691,212
		21,881,344
Healthcare Revenue Bonds — 36.25%
Anoka Health Care Facilities Revenue
5.375% 11/1/34	610,000	653,554
Apple Valley Senior Housing Revenue
(PHS Senior Housing, Inc. Orchard Path Project)
4.50% 9/1/53	1,160,000	1,210,657
5.00% 9/1/58	1,605,000	1,673,678
Apple Valley Senior Living Revenue
(Senior Living LLC Project)
4th Tier Series D 7.00% 1/1/37	685,000	555,631
Series B 5.00% 1/1/47	715,000	554,947
Series D 7.25% 1/1/52	1,035,000	795,222

2    NQ-OVJ [12/21] 2/22 (2025823)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Bethel Housing & Health Care Facilities Revenue
(Benedictine Health System- St. Peter Communities Project) Series A 5.50% 12/1/48	500,000	$ 527,225
Center City Health Care Facilities Revenue
(Hazelden Betty Ford Foundation Project) 5.00% 11/1/27	500,000	554,425
City of Bethel
(The Lodge at Lakes at Stillwater Project) 5.25% 6/1/58	1,775,000	1,837,604
City of Center City, Minnesota Healthcare Facilities Revenue Refunding
(Hazelden Betty Ford Foundation Project) 4.00% 11/1/41	200,000	226,204
City of Crookston, Minnesota Health Care Facilities Revenue
(Riverview Health Project) 5.00% 5/1/51	1,390,000	1,473,803
Dakota County Community Development Agency Senior Housing Revenue
(Walker Highview Hills Project)
Series A 144A 5.00% 8/1/46 #	370,000	374,751
Series A 144A 5.00% 8/1/51 #	755,000	764,475
Deephaven Housing & Healthcare Revenue
(St. Therese Senior Living Project)
Series A 5.00% 4/1/38	280,000	283,408
Series A 5.00% 4/1/40	270,000	273,024
Duluth Economic Development Authority
(Essentia Health Obligated Group) Series A 5.00% 2/15/48	1,810,000	2,144,687
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Duluth Economic Development Authority
(St. Luke's Hospital Authority Obligation Group)
5.75% 6/15/32	2,000,000	$ 2,039,940
6.00% 6/15/39	1,000,000	1,019,850
Hayward
(American Baptist Homes Midwest) 5.75% 2/1/44	500,000	507,245
Hayward Health Care Facilities Revenue
(St. John's Lutheran Home of Albert Lea) 5.375% 10/1/44	260,000	264,111
Housing & Redevelopment Authority of The City of St Paul Minnesota
Series A 5.00% 12/1/30	300,000	379,530
Maple Grove Health Care Facilities Revenue
(Maple Grove Hospital Corporation) 4.00% 5/1/37	1,000,000	1,120,640
(North Memorial Health Care) 5.00% 9/1/30	865,000	979,431
Maple Plain Senior Housing & Health Care Revenue
(Haven Homes Project) 5.00% 7/1/54	1,500,000	1,588,185
Minneapolis Health Care System Revenue
(Allina Health System) 4.00% 11/15/39	700,000	848,820
(Fairview Health Services)
Series A 4.00% 11/15/48	2,855,000	3,228,691
Series A 5.00% 11/15/33	500,000	574,330
Series A 5.00% 11/15/34	500,000	574,330
Series A 5.00% 11/15/49	2,000,000	2,422,140
Minneapolis Senior Housing & Healthcare Revenue (Ecumen Mill City Quarter)
5.25% 11/1/45	850,000	864,739
5.375% 11/1/50	200,000	203,606

(Ecumen-Abiitan Mill City Project) 5.00% 11/1/35	220,000	223,709

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Minneapolis–St. Paul Housing & Redevelopment Authority Health Care Revenue
(Allina Health System) Series A 5.00% 11/15/29	585,000	$ 709,470
Rochester Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	1,220,000	1,294,152
Rochester Health Care Facilities Revenue
(Mayo Clinic) 4.00% 11/15/41	4,860,000	4,920,361
Sartell Health Care Facilities Revenue
(Country Manor Campus Project)
Series A 5.25% 9/1/30	1,000,000	1,010,720
Series A 5.30% 9/1/37	600,000	613,524
Shakopee Health Care Facilities Revenue
(St. Francis Regional Medical Center)
4.00% 9/1/31	205,000	220,369
5.00% 9/1/34	165,000	181,762
St. Cloud Health Care Revenue
(Centracare Health System Project)
4.00% 5/1/49	1,585,000	1,809,753
5.00% 5/1/48	3,275,000	4,010,532
Series A 4.00% 5/1/37	1,295,000	1,444,145
Series A 5.00% 5/1/46	4,800,000	5,570,256
Series B 5.00% 5/1/24	1,400,000	1,546,720
St. Paul Housing & Redevelopment Authority Health Care Facilities Revenue
(Fairview Health Services)
Series A 4.00% 11/15/43	905,000	1,029,736
Series A 5.00% 11/15/47	680,000	811,743
(Health Partners Obligation Group Project)
Series A 5.00% 7/1/29	2,000,000	2,290,720
Series A 5.00% 7/1/32	1,100,000	1,256,211
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
St. Paul Housing & Redevelopment Authority Housing & Health Care Facilities Revenue
Series A 5.00% 12/1/36	750,000	$ 927,225
(Senior Episcopal Homes Project) 5.125% 5/1/48	1,200,000	1,228,260
Woodbury Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,302,138
		62,920,389
Housing Revenue Bonds — 1.68%
Minnesota Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/33	1,390,000	1,545,889
Minnesota State Housing Finance Agency
Series I 2.20% 1/1/51	805,000	799,945
Northwest Multi-County Housing & Redevelopment Authority
(Pooled Housing Program) 5.50% 7/1/45	560,000	574,106
		2,919,940
Lease Revenue Bonds — 5.98%
Minnesota State General Fund Revenue Appropriations
Series A 5.00% 6/1/32	780,000	829,959
Series A 5.00% 6/1/38	5,500,000	5,833,795
Series A 5.00% 6/1/43	1,750,000	1,851,622
Minnesota State Housing Finance Agency
(Non Ace - State Appropriated Housing) Series C 5.00% 8/1/36	1,000,000	1,108,620
Puerto Rico Public Buildings Authority Revenue
(Government Facilities)
Series M-1 5.75% 7/1/17 ‡	280,000	312,200
Series Q 5.50% 7/1/37 ‡	95,000	104,856

4    NQ-OVJ [12/21] 2/22 (2025823)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Puerto Rico Public Buildings Authority Revenue
(Unrefunded Balance - Government Facilities)
5.25% 7/1/36 ‡	205,000	$ 222,169
5.75% 7/1/17 ‡	100,000	111,500
		10,374,721
Local General Obligation Bonds — 21.39%
Bloomington Independent School District No. 271
Series A 2.00% 2/1/27	1,585,000	1,680,481
Brainerd Independent School District No. 181
(General Obligation School Building Bonds)
Series A 4.00% 2/1/38	1,500,000	1,703,100
Series A 4.00% 2/1/43	1,500,000	1,692,525
Burnsville-Eagan-Savage Independent School District No. 191
(Alternative Facilities) Series A 4.00% 2/1/28	1,185,000	1,302,848
City of Plymouth
(Capital Improvement) Series A 3.00% 2/1/32	1,035,000	1,174,094
Duluth Independent School District No. 709
Series A 4.00% 2/1/27	600,000	678,198
Duluth, Minnesota
(Improvement DECC) Series A 5.00% 2/1/34	545,000	634,560
Edina Independent School District No. 273
Series A 5.00% 2/1/27	1,500,000	1,708,785
Hennepin County
Series A 5.00% 12/1/36	1,190,000	1,429,654
Series A 5.00% 12/1/37	1,240,000	1,524,221
Series A 5.00% 12/1/41	1,060,000	1,263,329
Hennepin County Regional Railroad Authority
Series D 5.00% 12/1/26	1,150,000	1,392,098
Mahtomedi Independent School District No. 832
(School Building) Series A 5.00% 2/1/28	515,000	585,663
Minneapolis Special School District No. 1
Series A 4.00% 2/1/36	190,000	224,483
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Minneapolis Special School District No. 1
Series A 4.00% 2/1/37	250,000	$ 294,828
Series A 4.00% 2/1/38	260,000	306,171
Series B 4.00% 2/1/36	400,000	472,596
Series B 4.00% 2/1/37	530,000	625,034
Series B 4.00% 2/1/38	550,000	647,669
Series B 5.00% 2/1/41	1,180,000	1,540,053
Series B 5.00% 2/1/42	1,235,000	1,607,871
Mounds View Independent School District No. 621
(School Building) Series A 4.00% 2/1/43	2,000,000	2,249,380
North St. Paul-Maplewood-Oakdale Independent School District No. 622
Series A 4.00% 2/1/30	4,500,000	5,391,180
St. Cloud, Minnesota
(Tax Abatement) Series C 3.00% 10/1/32	1,425,000	1,616,577
St. Michael-Albertville Independent School District No. 885
(School Building) Series A 5.00% 2/1/27	1,300,000	1,534,806
St. Paul Independent School District No. 625
(School Building) Series B 5.00% 2/1/26	1,000,000	1,050,490
White Bear Lake Independent School District No. 624
Series A 3.00% 2/1/43	2,595,000	2,799,330
		37,130,024
Pre-Refunded/Escrowed to Maturity Bonds — 5.84%
Deephaven Charter School
(Eagle Ridge Academy Project) Series A 5.50% 7/1/43-23 §	500,000	537,705
Minnesota Higher Education Facilities Authority Revenue
(St. Catherine University) Series 7-Q 5.00% 10/1/32-22 §	700,000	725,011

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Schedule of investments
Delaware Investments® Minnesota Municipal Income Fund II, Inc. (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Rice County Educational Facilities Revenue
(Shattuck-St. Mary's School) Series A 144A 5.00% 8/1/22 #	900,000	$ 924,750
Rochester Electric Utility Revenue
Series B 5.00% 12/1/30-23 §	1,300,000	1,416,584
Series B 5.00% 12/1/43-23 §	1,000,000	1,089,680
St. Paul Housing & Redevelopment Authority Hospital Facility
(Healtheast Care System Project)
Series A 5.00% 11/15/29-25 §	395,000	461,640
Series A 5.00% 11/15/30-25 §	290,000	338,926
Western Minnesota Municipal Power Agency Supply Revenue
Series A 5.00% 1/1/33-24 §	1,000,000	1,092,330
Series A 5.00% 1/1/40-24 §	750,000	819,248
Series A 5.00% 1/1/46-24 §	2,500,000	2,730,825
		10,136,699
Special Tax Revenue Bonds — 9.87%
Guam Government Business Privilege Tax Revenue
Series A 5.25% 1/1/36	150,000	150,000
Minneapolis Revenue
(YMCA Greater Twin Cities Project) 4.00% 6/1/29	165,000	178,393
Puerto Rico Infrastructure Financing Authority Revenue
Series B 5.00% 7/1/41 ‡	4,465,000	2,182,269
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.518% 7/1/46 ^	22,445,000	7,655,316
Series A-1 4.871% 7/1/51 ^	6,025,000	1,483,717
(Restructured)
Series A-1 4.55% 7/1/40	1,250,000	1,428,250
Series A-1 4.75% 7/1/53	1,000,000	1,145,070
Series A-1 5.00% 7/1/58	1,600,000	1,856,080
St. Paul Sales Tax Revenue
Series G 5.00% 11/1/30	935,000	1,049,640
		17,128,735
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds — 17.15%
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.125% 7/1/37 ‡	2,965,000	$ 2,712,975
Series B 5.75% 7/1/38 ‡	985,000	961,606

(Various Custodial Reciepts) Series PIB 144A 0.01% 6/1/22 #	1,060,000	1,042,775
Minnesota State
Series A 5.00% 8/1/30	500,000	645,545
Series A 5.00% 8/1/35	1,895,000	2,430,773
Series E 5.00% 10/1/26	1,480,000	1,784,851
(Various Purposes)
Series A 4.00% 9/1/39	3,330,000	4,101,128
Series A 4.00% 9/1/40	570,000	703,619
Series A 5.00% 9/1/27	2,500,000	3,091,875
Series A 5.00% 9/1/31	2,100,000	2,851,044
Series A 5.00% 8/1/33	1,080,000	1,423,505
Series A 5.00% 8/1/38	500,000	626,640
Series A 5.00% 8/1/40	2,500,000	3,249,000
Series F 5.00% 10/1/22	4,000,000	4,144,840
		29,770,176
Transportation Revenue Bonds — 6.00%
Minneapolis–St. Paul Metropolitan Airports Commission Revenue
(Subordinate)
Series A 5.00% 1/1/31	410,000	490,770
Series A 5.00% 1/1/32	1,255,000	1,502,674
Series A 5.00% 1/1/49	2,095,000	2,571,843
Series B 5.00% 1/1/26 (AMT)	500,000	543,550
Series B 5.00% 1/1/31	250,000	250,155
Series C 5.00% 1/1/33	2,000,000	2,391,820
Series C 5.00% 1/1/36	1,000,000	1,191,280
Series C 5.00% 1/1/46	1,245,000	1,475,612
		10,417,704
Water & Sewer Revenue Bonds — 3.07%
Guam Government Waterworks Authority
5.00% 7/1/40	840,000	977,239
Metropolitan Council Waste Water Revenue
Series B 4.00% 9/1/27	1,145,000	1,172,927
Series C 4.00% 3/1/31	1,355,000	1,560,554
Series C 4.00% 3/1/32	1,405,000	1,615,033
		5,325,753
Total Municipal Bonds (cost $233,920,462)		246,399,709

Total Value of Securities—141.96% (cost $233,920,462)		$246,399,709

6    NQ-OVJ [12/21] 2/22 (2025823)

(Unaudited)
Value (US $)

Liquidation Value of Preferred – (43.21%)	(75,000,000)
Receivables and Other Assets Net of Liabilities—1.25%	$ 2,170,705
Net Assets Applicable to 11,504,975 Shares Outstanding—100.00%	$173,570,414
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At December 31, 2021, the aggregate value of Rule 144A securities was $5,934,615, which represents 3.42% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
LLC – Limited Liability Corporation
USD – US Dollar

NQ-OVJ [12/21] 2/22 (2025823)    7